Schedule of Investments (unaudited) December 31, 2020	iShares® Factors US Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.0%
Omnicom Group Inc.	23	$1,435

Aerospace & Defense — 0.8%
Lockheed Martin Corp.	67	23,784
Northrop Grumman Corp.	64	19,502

		43,286

Agricultural & Farm Machinery — 0.0%
AGCO Corp.	7	722

Air Freight & Logistics — 0.7%
Expeditors International of Washington Inc.	158	15,027
United Parcel Service Inc., Class B	135	22,734

		37,761

Airlines — 0.1%
Copa Holdings SA, Class A, NVS	64	4,943

Alternative Carriers — 0.2%
CenturyLink Inc.	962	9,380

Apparel Retail — 0.1%
Burlington Stores Inc.(a)	29	7,585

Apparel, Accessories & Luxury Goods — 1.2%
Columbia Sportswear Co.	215	18,787
Lululemon Athletica Inc.(a)	43	14,965
Ralph Lauren Corp.	314	32,574

		66,326

Application Software — 6.3%
Adobe Inc.(a)	48	24,006
Alteryx Inc., Class A(a)	16	1,949
Anaplan Inc.(a)	38	2,730
Aspen Technology Inc.(a)	291	37,903
Atlassian Corp. PLC, Class A(a)	110	25,726
Avalara Inc.(a)	29	4,782
Cadence Design Systems Inc.(a)	344	46,932
Citrix Systems Inc.	357	46,446
Datadog Inc., Class A(a)	49	4,823
Dropbox Inc., Class A(a)	300	6,657
Dynatrace Inc.(a)	263	11,380
Everbridge Inc.(a)	6	894
Fair Isaac Corp.(a)	33	16,864
HubSpot Inc.(a)	56	22,200
Intuit Inc.	109	41,404
Manhattan Associates Inc.(a)	219	23,034
Nutanix Inc., Class A(a)	36	1,147
RingCentral Inc., Class A(a)	7	2,653
Slack Technologies Inc., Class A(a)	155	6,547
Synopsys Inc.(a)	11	2,852
Zoom Video Communications Inc., Class A(a)	18	6,072

		337,001

Asset Management & Custody Banks — 0.7%
Ameriprise Financial Inc.	126	24,486
State Street Corp.	180	13,100

		37,586

Automobile Manufacturers — 0.8%
Tesla Inc.(a)	62	43,752

Automotive Retail — 0.4%
AutoNation Inc.(a)	51	3,559

Security	Shares	Value

Automotive Retail (continued)
AutoZone Inc.(a)	8	$9,484
O’Reilly Automotive Inc.(a)	18	8,146

		21,189

Biotechnology — 3.4%
AbbVie Inc.	601	64,397
Acceleron Pharma Inc.(a)	165	21,110
Amgen Inc.	225	51,732
Biogen Inc.(a)	64	15,671
Gilead Sciences Inc.	104	6,059
Moderna Inc.(a)	47	4,910
Vertex Pharmaceuticals Inc.(a)	72	17,017

		180,896

Broadcasting — 0.1%
Discovery Inc., Class A(a)(b)	127	3,821

Building Products — 1.4%
Armstrong World Industries Inc.	66	4,910
Carrier Global Corp.	317	11,957
Lennox International Inc.	35	9,589
Masco Corp.	57	3,131
Trex Co. Inc.(a)	566	47,385

		76,972

Cable & Satellite — 0.3%
Comcast Corp., Class A	257	13,467

Communications Equipment — 1.8%
Ciena Corp.(a)	417	22,038
Cisco Systems Inc.	322	14,409
Lumentum Holdings Inc.(a)	80	7,584
Motorola Solutions Inc.	196	33,332
Ubiquiti Inc.	62	17,268

		94,631

Computer & Electronics Retail — 0.6%
Best Buy Co. Inc.	296	29,538

Construction Machinery & Heavy Trucks — 0.6%
Allison Transmission Holdings Inc.	694	29,932

Consumer Finance — 2.3%
Ally Financial Inc.	1,238	44,147
American Express Co.	115	13,905
Capital One Financial Corp.	175	17,299
OneMain Holdings Inc.	643	30,967
Synchrony Financial	457	15,862

		122,180

Data Processing & Outsourced Services — 3.6%
Concentrix Corp.(a)	518	51,127
Euronet Worldwide Inc.(a)	34	4,927
Mastercard Inc., Class A	171	61,037
PayPal Holdings Inc.(a)	54	12,647
StoneCo Ltd., Class A(a)	244	20,476
Visa Inc., Class A	149	32,591
Western Union Co. (The)	503	11,036

		193,841

Department Stores — 0.3%
Kohl’s Corp.	101	4,110
Nordstrom Inc.	319	9,956

		14,066

Distillers & Vintners — 0.0%
Brown-Forman Corp., Class A	7	514

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.4%
Pool Corp.	53	$19,743

Diversified REITs — 0.3%
VEREIT Inc.	403	15,229

Diversified Support Services — 0.1%
Cintas Corp.	2	707
IAA Inc.(a)	71	4,614

		5,321

Electric Utilities — 0.5%
Entergy Corp.	138	13,778
NRG Energy Inc.	371	13,931

		27,709

Electrical Components & Equipment — 0.6%
GrafTech International Ltd.	2,314	24,667
nVent Electric PLC	414	9,642

		34,309

Electronic Equipment & Instruments — 1.4%
Vontier Corp.(a)	1,798	60,053
Zebra Technologies Corp., Class A(a)	42	16,142

		76,195

Electronic Manufacturing Services — 0.1%
Jabil Inc.	120	5,104

Fertilizers & Agricultural Chemicals — 0.6%
CF Industries Holdings Inc.	20	774
Scotts Miracle-Gro Co. (The)	164	32,659

		33,433

Financial Exchanges & Data — 1.7%
MSCI Inc.	141	62,961
S&P Global Inc.	88	28,928
Tradeweb Markets Inc., Class A	14	874

		92,763

Food Distributors — 0.2%
Sysco Corp.	128	9,505
U.S. Foods Holding Corp.(a)	52	1,732

		11,237

Food Retail — 2.3%
Albertsons Companies Inc., Class A(a)(b)	3,174	55,799
Grocery Outlet Holding Corp.(a)	580	22,765
Kroger Co. (The)	782	24,836
Sprouts Farmers Market Inc.(a)	1,058	21,266

		124,666

Footwear — 0.0%
Nike Inc., Class B	11	1,556

Gas Utilities — 0.0%
National Fuel Gas Co.	11	452

General Merchandise Stores — 0.9%
Dollar General Corp.	44	9,253
Target Corp.	230	40,602

		49,855

Health Care Distributors — 0.0%
McKesson Corp.	5	870

Health Care Equipment — 0.5%
Abbott Laboratories	86	9,416

Security	Shares	Value

Health Care Equipment (continued)
IDEXX Laboratories Inc.(a)	33	$16,496

		25,912

Health Care Facilities — 0.6%
Encompass Health Corp.	29	2,398
HCA Healthcare Inc.	182	29,932

		32,330

Health Care Services — 1.2%
Amedisys Inc.(a)	14	4,107
Chemed Corp.	56	29,826
CVS Health Corp.	257	17,553
DaVita Inc.(a)	102	11,975

		63,461

Health Care Technology — 0.3%
Veeva Systems Inc., Class A(a)	51	13,885

Home Improvement Retail — 1.4%
Home Depot Inc. (The)	227	60,296
Lowe’s Companies Inc.	89	14,285

		74,581

Homebuilding — 0.2%
PulteGroup Inc.	260	11,211

Homefurnishing Retail — 0.3%
Williams-Sonoma Inc.	173	17,618

Household Products — 1.9%
Clorox Co. (The)	2	404
Colgate-Palmolive Co.	60	5,131
Kimberly-Clark Corp.	364	49,078
Procter & Gamble Co. (The)	343	47,725

		102,338

Human Resource & Employment Services — 0.2%
ManpowerGroup Inc.	12	1,082
Robert Half International Inc.	121	7,560

		8,642

Hypermarkets & Super Centers — 1.4%
Costco Wholesale Corp.	54	20,346
Walmart Inc.	383	55,210

		75,556

Independent Power Producers & Energy Traders — 0.5%
Vistra Corp.	1,405	27,622

Industrial Machinery — 1.0%
Otis Worldwide Corp.	757	51,135

Integrated Telecommunication Services — 0.8%
Verizon Communications Inc.	699	41,066

Interactive Home Entertainment — 1.2%
Activision Blizzard Inc.	232	21,541
Electronic Arts Inc.	159	22,833
Take-Two Interactive Software Inc.(a)	105	21,818

		66,192

Interactive Media & Services — 1.1%
Alphabet Inc., Class A(a)	2	3,505
Alphabet Inc., Class C, NVS(a)	3	5,256
Facebook Inc., Class A(a)	128	34,964
Match Group Inc.(a)	114	17,236

		60,961

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 4.4%
Amazon.com Inc.(a)	59	$192,159
Booking Holdings Inc.(a)	3	6,682
eBay Inc.	572	28,743
Qurate Retail Inc.	211	2,314
Wayfair Inc., Class A(a)(b)	32	7,226

		237,124

Internet Services & Infrastructure — 1.3%
Akamai Technologies Inc.(a)	85	8,924
GoDaddy Inc., Class A(a)	84	6,968
MongoDB Inc.(a)	5	1,795
Okta Inc.(a)	30	7,628
VeriSign Inc.(a)	210	45,444

		70,759

Investment Banking & Brokerage — 2.6%
Evercore Inc., Class A	556	60,960
Lazard Ltd., Class A	840	35,532
LPL Financial Holdings Inc.	62	6,462
Morgan Stanley	537	36,800

		139,754

IT Consulting & Other Services — 1.5%
Booz Allen Hamilton Holding Corp.	804	70,093
CACI International Inc., Class A(a)	27	6,732
Leidos Holdings Inc.	22	2,312

		79,137

Leisure Facilities — 0.1%
Planet Fitness Inc., Class A(a)	77	5,978

Life & Health Insurance — 2.2%
Aflac Inc.	510	22,680
Athene Holding Ltd., Class A(a)	174	7,506
Brighthouse Financial Inc.(a)	683	24,728
Globe Life Inc.	32	3,039
MetLife Inc.	73	3,427
Primerica Inc.	159	21,295
Principal Financial Group Inc.	390	19,348
Unum Group	562	12,892

		114,915

Life Sciences Tools & Services — 0.4%
Mettler-Toledo International Inc.(a)	8	9,117
Thermo Fisher Scientific Inc.	25	11,645

		20,762

Managed Health Care — 0.2%
Molina Healthcare Inc.(a)	61	12,974

Metal & Glass Containers — 0.2%
Silgan Holdings Inc.	289	10,716

Movies & Entertainment — 0.0%
Liberty Media Corp.-Liberty Formula One, Class A(a)	41	1,558

Multi-line Insurance — 0.4%
American Financial Group Inc./OH	202	17,699
Assurant Inc.	7	954
Hartford Financial Services Group Inc. (The)	23	1,126

		19,779

Multi-Sector Holdings — 0.5%
Jefferies Financial Group Inc.	1,077	26,494

Multi-Utilities — 0.1%
Ameren Corp.	69	5,386

Security	Shares	Value

Office REITs — 1.5%
Brandywine Realty Trust	1,016	$12,101
Equity Commonwealth	1,465	39,965
Paramount Group Inc.	2,304	20,828
SL Green Realty Corp.	94	5,600

		78,494

Oil & Gas Exploration & Production — 0.6%
Cabot Oil & Gas Corp.	31	505
ConocoPhillips	290	11,597
Devon Energy Corp.	966	15,272
Marathon Oil Corp.	939	6,263

		33,637

Other Diversified Financial Services — 0.4%
Equitable Holdings Inc.	775	19,832
Voya Financial Inc.	7	412

		20,244

Packaged Foods & Meats — 0.6%
Campbell Soup Co.	269	13,006
Flowers Foods Inc.	444	10,048
Hershey Co. (The)	50	7,616
Mondelez International Inc., Class A	32	1,871

		32,541

Paper Packaging — 0.5%
Amcor PLC	2,035	23,952

Personal Products — 0.9%
Estee Lauder Companies Inc. (The), Class A	108	28,749
Herbalife Nutrition Ltd.(a)	344	16,529
Nu Skin Enterprises Inc., Class A	96	5,244

		50,522

Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	617	38,273
Eli Lilly & Co.	379	63,990
Horizon Therapeutics PLC(a)	12	878
Johnson & Johnson	532	83,726
Merck & Co. Inc.	1,190	97,342
Pfizer Inc.	474	17,448
Royalty Pharma PLC, Class A	360	18,018
Zoetis Inc.	34	5,627

		325,302

Property & Casualty Insurance — 1.6%
Allstate Corp. (The)	371	40,784
Assured Guaranty Ltd.	189	5,952
Cincinnati Financial Corp.	15	1,310
Fidelity National Financial Inc.	7	274
First American Financial Corp.	196	10,119
Hanover Insurance Group Inc. (The)	16	1,871
Mercury General Corp.	133	6,944
White Mountains Insurance Group Ltd.	16	16,011

		83,265

Publishing — 0.1%
News Corp., Class A, NVS	20	359
News Corp., Class B	204	3,625

		3,984

Regional Banks — 0.5%
Citizens Financial Group Inc.	8	286
Popular Inc.	463	26,076

		26,362

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Research & Consulting Services — 1.2%
Dun & Bradstreet Holdings Inc.(a)	1,330	$33,117
FTI Consulting Inc.(a)	278	31,058

		64,175

Residential REITs — 0.2%
Equity Residential	136	8,062

Restaurants — 1.8%
Domino’s Pizza Inc.	78	29,910
McDonald’s Corp.	54	11,587
Starbucks Corp.	221	23,643
Yum China Holdings Inc.	137	7,821
Yum! Brands Inc.	230	24,969

		97,930

Retail REITs — 0.8%
Brixmor Property Group Inc.	819	13,554
Brookfield Property REIT Inc., Class A	1,383	20,662
Kimco Realty Corp.	509	7,640
Weingarten Realty Investors	25	542

		42,398

Security & Alarm Services — 0.0%
ADT Inc.	209	1,641

Semiconductor Equipment — 1.3%
Applied Materials Inc.	91	7,853
Enphase Energy Inc.(a)	47	8,247
KLA Corp.	48	12,428
Lam Research Corp.	36	17,002
Teradyne Inc.	202	24,218

		69,748

Semiconductors — 3.1%
Advanced Micro Devices Inc.(a)	92	8,437
Broadcom Inc.	32	14,011
Cirrus Logic Inc.(a)	155	12,741
Inphi Corp.(a)	55	8,826
Intel Corp.	621	30,938
Maxim Integrated Products Inc.	15	1,330
NVIDIA Corp.	49	25,588
Qorvo Inc.(a)	36	5,986
QUALCOMM Inc.	169	25,745
Texas Instruments Inc.	192	31,513

		165,115

Specialized Consumer Services — 0.1%
H&R Block Inc.	276	4,377

Specialized REITs — 0.0%
Outfront Media Inc.	17	333

Specialty Stores — 0.2%
Dick’s Sporting Goods Inc.	81	4,553
Tractor Supply Co.	26	3,655

		8,208

Steel — 0.3%
Reliance Steel & Aluminum Co.	111	13,292

Systems Software — 7.9%
Crowdstrike Holdings Inc., Class A(a)	246	52,108
Fortinet Inc.(a)	278	41,291

Security	Shares	Value

Systems Software (continued)
Microsoft Corp.	1,336	$297,153
Oracle Corp.	138	8,927
Palo Alto Networks Inc.(a)	12	4,265
ServiceNow Inc.(a)	1	551
Teradata Corp.(a)	23	517
Zscaler Inc.(a)	78	15,577

		420,389

Technology Distributors — 0.1%
CDW Corp./DE	44	5,799

Technology Hardware, Storage & Peripherals — 7.1%
Apple Inc.	2,317	307,443
Hewlett Packard Enterprise Co.	2,385	28,262
HP Inc.	521	12,811
NetApp Inc.	81	5,366
Xerox Holdings Corp.	962	22,309

		376,191

Thrifts & Mortgage Finance — 0.4%
Rocket Companies Inc., Class A(a)(b)	981	19,836

Tobacco — 0.7%
Altria Group Inc.	97	3,977
Philip Morris International Inc.	370	30,632

		34,609

Trading Companies & Distributors — 0.0%
WW Grainger Inc.	4	1,633

Wireless Telecommunication Services — 0.4%
Telephone and Data Systems Inc.	876	16,267
U.S. Cellular Corp.(a)	78	2,394

		18,661

Total Common Stocks — 99.7% (Cost: $4,275,875)		5,317,812

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.18%(c)(d)(e)	85,592	85,643
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.00%(c)(d)	10,000	10,000

		95,643

Total Short -Term Investments — 1.8% (Cost: $95,643)		95,643

Total Investments in Securities — 101.5% (Cost: $4,371,518)		5,413,455

Other Assets, Less Liabilities — (1.5)%		(79,621)

Net Assets — 100.0%		$5,333,834

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Blend Style ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/14/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$85,683	(b)	$—	$(40)	$—	$85,643	85,592	$954	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		10,000	(b)	—	—	—	10,000	10,000	8		—

						$(40)	$—	$95,643		$962		$—

(a)	The Fund commenced operations on April 14, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	JPMorgan Securities PLC(b)	02/08/23	$216	$(3	)(c)	$213	0.0%

					$(3)		$213

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $0 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

Range: Benchmarks:	(b) 65 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Blend Style ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of December 31, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Health Care Providers & Services
Molina Healthcare Inc.(a)	1	$213	100.0%

Net Value of Reference Entity — JPMorgan Securities PLC		$213

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$5,317,812	$—		$—	$5,317,812
Money Market Funds	95,643	—		—	95,643

	$5,413,455	$—		$—	$5,413,455

Derivative financial instruments(a)
Liabilities
Swaps	$—		$(3)	$—	$(3)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

6